DERIVATIVE FINANCIAL INSTRUMENTS (Schedule of Outstanding Derivative Instruments Qualified as Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative assets	$ 49	$ 88
Foreign Exchange Option [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	8	7
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	$ 41	$ 81